Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [abstract]
Commitments and Contingencies

Note 31 – Commitments and Contingencies

Forgivable loan facility

In November 2014, Hydrogenics entered into an agreement with the IESO to provide a 2.5MW Power-to-Gas storage unit to the Province of Ontario. The target in-service period for the IESO Regulation Services contract was the second quarter of 2018. The contract was assigned to the joint venture 2562961 Ontario Ltd. in 2017. The joint venture will receive a total of C$2,950, paid in equal monthly instalments, in return for IESO’s use of the energy storage solution over the  initial three-year period commencing with commissioning. The Power-to-Gas storage unit is estimated to have a potential 20-year life.

In order to partially fund the development of the unit, Hydrogenics and the Province of Ontario, through the Ministry of Research and Innovation (“MRI”), negotiated a C$4,000 forgivable loan from the Innovation Demonstration Fund Program (“IDF”). The loan bears interest at 3.23%, is expected to mature on June 30, 2020 and the principal and interest are forgivable upon the satisfaction of certain criteria.

The forgiveness of the principal and interest on the loan is contingent on a final commercialization report satisfactory to MRI, indicating successful commissioning and verification of the operation of the multi-stack 2.5MW PEM electrolyzer and demonstrated performance capabilities that would be deemed acceptable for ancillary service as per the IESO specifications. The unit achieved acceptance by IESO in May 2018. The final commercialization report is expected to be delivered in 2019. The forgivable loan has been accounted for as a government grant as management estimates there is reasonable assurance that the terms of forgiveness will be met.

December 31,
2018

Total cumulative cost of 2.5MW Power-To-Gas unit	$8,792
Funding received from the IDF (C$4,000)	(2,941)
Cumulative costs transferred to the joint venture (note 12)	(3,402)
Foreign exchange loss on disposal	(117)
Costs recorded as research and product development costs	(2,332)
Costs remaining to be transferred to the joint venture	$-

Rental expenses

The Company incurred rental expenses of $1,221 under operating leases in 2018  (2017 – $1,120). The Company has future minimum lease payments under operating leases relating to premises, office equipment and vehicles as follows:

For the years ended
2019	$1,088
2020	885
2021	724
2022	387
2023	290
Thereafter	560
Total	$3,934

The Company leases various premises, office equipment and vehicles under non-cancellable operating lease agreements. The lease agreements are classified as non-cancellable, as penalties are charged if cancellation does occur. Certain leases contain purchase option clauses, which provide the Company with the ability to purchase the equipment or automobile at fair value at the time of exercise. The leases have varying terms, escalation clauses and renewal rights.

Indemnification agreements

The Company has entered into indemnification agreements with its current and former directors and officers to indemnify them, to the extent permitted by law, against any and all charges, costs, expenses, amounts paid in settlement, and damages incurred by the directors and officers as a result of any lawsuit or any other judicial, administrative or investigative proceeding in which the directors and officers are sued as a result of their service.

These indemnification claims will be subject to any statutory or other legal limitation period. The nature of the indemnification agreements prevents the Company from making a reasonable estimate of the maximum potential amount it could be required to pay to counterparties. The Company has purchased directors’ and officers’ liability insurance. No amount has been recorded in the consolidated financial statements with respect to these indemnification agreements, as the Company is not aware of any claims.

In the normal course of operations, the Company may provide indemnification agreements, other than those listed above, to counterparties that require the Company to compensate them for costs incurred as a result of changes in laws and regulations or as a result of litigation claims or statutory sanctions that may be suffered by the counterparty as a consequence of the transaction. The terms of these indemnification agreements will vary based on the contract. The nature of the indemnification agreements prevents the Company from making a reasonable estimate of the maximum potential amount it could be required to pay to counterparties. No amount has been recorded in the consolidated financial statements with respect to these indemnification agreements, as the Company is not aware of any claims.